Stock-Based Compensation and Other Benefit Plans - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 23, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option activity		0
2008 Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining compensation expense to be recognized		$ 0
Warrant exercise price			$ 10
Warrants exercisable period			10 years
Warrants shares, issue			105,000
Bank4Texas Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrant exercise price			$ 10.50
Warrants shares, issue			12,491
Warrants exercisable expire date			Aug. 31, 2020
Cash received from exercise of warrants			$ 4,000
Oasis Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrant exercise price			$ 12.84
Warrants shares, issue			19,140
Warrants exercisable expire date			Nov. 30, 2022
2008 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost		$ 902,000
Compensation cost recognized weighted average remaining period		2 years 1 month 24 days
Authorized No of Share						914,500
Increase in authorized stock option					1,750,000
Maximum stock option period					10 years
Option fully vested period remaining life					5 years
Company Stock outstanding			1,415,350
Available shares for future option grants			281,625
Company Stock outstanding		1,205,922	1,415,350	1,549,725
Warrants exercisable period		4 years 7 months 28 days	4 years 6 months 29 days
Employer contribution compensation, exceed			6.00%
Employer service period			6 years
Employer contribution expense			$ 738,000	$ 732,000
2017 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost		$ 663,000	$ 216,000
Compensation cost recognized weighted average remaining period		4 years 6 months 3 days	4 years 2 months 12 days
Authorized No of Share	1,000,000
Maximum stock option period	10 years
Option fully vested period remaining life	5 years
Company Stock outstanding		203,043	127,927
Available shares for Future option grants			872,073
Total stock-based compensation expense			$ 230,000
Warrants exercisable period		8 years 7 months 28 days	9 years 1 month 24 days